Related party transactions	12 Months Ended
Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Related party transactions
31.	Related party transactions

Mr. Karan A. Chanana is the principal shareholder of ANFI and as of March 31, 2018, he held majority effective interest (including 7,005,434 ordinary shares issuable pursuant to the Exchange Agreement and 1,465,183 share options granted and vested (Note 19) pursuant to the 2012 Omnibus Securities and Incentive Plan) in ANFI.

The Group's related parties include transactions with key management personnel ("KMPs") and enterprises over which KMPs are able to exercise control/significant influence. All the directors (both executive and others) of ANFI and Ms. Anita Daing (a former director of Amira Pure Foods Private Limited “APFPL”) are considered as KMPs for related party transactions disclosures.

31.1	Transactions with KMPs (including independent directors)

Transactions during the year	March 31, 2018	March 31, 2017	March 31, 2016
Short term employee benefits	$1,668,354	2,450,169	$1,858,011
Share-based compensation:
- expense recognized on share options granted (Mr. Karan A. Chanana)	-	853,776	1,890,910
- expense recognized on share awards granted (Mr. Karan A. Chanana)	536,000	-	977,000
- expense recognized on share awards granted (others)	345,591	377,165	238,538
- expense recognized on share options granted (others)	25,567	81,308	30,624
Defined benefit plan – Gratuity	-	-	-
Rent expense	3,925	3,758	3,855
Loan received	6,613,610	727,652	17,628,629
Loan repaid	6,015,377	637,923	2,247,276
Interest expense	1,968,907	1,107,351	492,791
Advance paid back	4,004,804	2,800,000	-
Advance received	1,696,113	2,840,833	143,688

Outstanding balances	March 31, 2018	March 31, 2017	March 31, 2016
Salary and bonus payable - to Mr. Karan A. Chanana	$-	$647,000	$698,107
Salary and bonus payable – to others	468,538	323,019	155,771
Advance receivables	-	11,641	1,240
Advance payable to Mr. Karan A. Chanana	578,247	651,785	143,688
Loan and interest payable	17,828,042	17,903,077	16,460,805
Rent payable to Mr. Karan A. Chanana	27,728	24,500	20,799

All of the above payables are payables on demand and carry no collateral.

31.2	Guarantee given by KMP

Mr. Karan A. Chanana, ANFI’s Chairman and Chief Executive Officer and Ms. Anita Daing a former Director of APFPL have issued personal guarantees in favor of consortium of banks that granted APFPL its outstanding term loans and secured revolving credit facilities. Under these personal guarantees Mr. Karan A. Chanana and Ms. Anita Daing have guaranteed the repayment of term loans and secured revolving credit facilities up to a limit of $ 235,685,871, $237,981,538 and $237,790,263 as at March 31, 2018, 2017 and 2016, respectively. ANFI has indemnified its directors and officers, including Mr. Karan A. Chanana (Chairman and Chief Executive Officer of ANFI) and Ms. Anita Daing (a former director of APFPL) as permitted by ANFI’s amended and restated memorandum and articles of association and pursuant to indemnification agreements entered into with such directors and officers. Such indemnification will include indemnification for Mr. Karan A. Chanana and Ms. Anita Daing personal guarantees described above. Ms. Anita Daing was a director of Amira India until May 23, 2016.

31.3	Share-based payments to KMP

The Group has granted share awards to its directors and the CFO pursuant to the 2012 and 2017 Omnibus Securities and Incentive Plans (Note 19).

31.4	Share Exchange agreement with KMP (representing NCI)

The NCI have entered into a share exchange agreement with ANFI (Note 18.1).

31.5	Transactions with enterprises over which KMP is able to exercise control/significant influence

Transactions during the year	March 31, 2018	March 31, 2017	March 31, 2016
Sales(1)	$-	$-	$-
Advances received back	-	-	-
Purchase of asset	-	-	10,889

Outstanding balances	March 31, 2018	March 31, 2017	March 31, 2016
Trade payables	$47	$47	$46
Advances receivables	-	-	138,151